Note 12 - Right-of-Use Assets, Finance Lease Liabilities, Investments in Leaseback Vessels and Net Investment in Sales-type Leases (Details Textual) $ in Thousands			1 Months Ended																2 Months Ended	12 Months Ended
	Jun. 19, 2017	Jul. 15, 2016	Nov. 30, 2024 USD ($)	Oct. 31, 2024 USD ($)	Aug. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	Apr. 30, 2024 USD ($)	Feb. 29, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Aug. 31, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	May 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	May 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 02, 2023 USD ($)	Mar. 30, 2023 USD ($)	Jun. 15, 2022 USD ($)	Jun. 08, 2022 USD ($)	Sep. 30, 2020 USD ($)	May 31, 2019 USD ($)
Finance Lease, Liability									$ 26,561											$ 23,877	$ 26,561
Finance Lease, Right-of-Use Asset, Amortization																				1,393	817	$ 3,284
Sale Leaseback Transaction, Net Book Value									$ 39,211											37,818	39,211
Finance Lease, Interest Expense																				$ 1,510	$ 950	2,109
Number of Dry-bulk Vessels									42											38	42
Sales-Type Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]																				Voyage Revenues	Voyage Revenues
Income Statement [Abstract]
Voyage Revenues																				$ 1,849,860	$ 1,502,491	$ 1,113,859
Vela and Vulpecula [Member]
Sales-type Lease, Selling Profit (Loss)																			$ 29,579
Sales-type Lease, Lease Income																				43,149	$ 41,299
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, May 2021 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																								4 years 9 months
Direct Financing Lease, Lease Receivable																								$ 9,479
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, May 2022, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																								5 years 6 months
Direct Financing Lease, Lease Receivable																								$ 8,439
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, December 2022, 1 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																								5 years
Direct Financing Lease, Lease Receivable																								$ 15,194
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, December 2022, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																								5 years
Direct Financing Lease, Lease Receivable																								$ 6,515
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss																				5,188
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, March 2023, 1 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																		5 years
Number of Dry-bulk Vessels																		1
Payments to Acquire Lease Receivables																		$ 12,250
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, April 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																	5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss																				10,183
Number of Dry-bulk Vessels																	1
Payments to Acquire Lease Receivables																	$ 12,250
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, May 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																5 years			5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss																				8,067
Number of Dry-bulk Vessels																1			1
Payments to Acquire Lease Receivables																$ 10,350
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, June 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)															5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss																				7,170
Number of Dry-bulk Vessels															1
Payments to Acquire Lease Receivables															$ 9,350
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, July 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)														5 years
Payments to Acquire Lease Receivables														$ 10,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, July 2023, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)														5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss																				8,561
Payments to Acquire Lease Receivables														$ 10,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, July 2023, 3 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)														5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss																				8,561
Payments to Acquire Lease Receivables														$ 10,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, July 2023, 4 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)														5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss																				8,561
Payments to Acquire Lease Receivables														$ 10,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, August 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)													5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss																				11,500
Payments to Acquire Lease Receivables													$ 13,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, August 2023, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)													5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss																				11,500
Payments to Acquire Lease Receivables													$ 13,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, September 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)												5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss																				7,467
Number of Dry-bulk Vessels												1
Payments to Acquire Lease Receivables												$ 8,500
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, September 2023, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)												5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss																				11,816
Payments to Acquire Lease Receivables												$ 14,400
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, October 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)											5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss																				7,454
Number of Dry-bulk Vessels											1
Payments to Acquire Lease Receivables											$ 8,500
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, November 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)										5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss																				7,007
Number of Dry-bulk Vessels										1
Payments to Acquire Lease Receivables										$ 8,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, December 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)									5 years												5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss																				10,790
Number of Dry-bulk Vessels									1												1
Payments to Acquire Lease Receivables																					$ 12,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, December 2023, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)									5 years												5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss																				9,960
Number of Dry-bulk Vessels									1												1
Payments to Acquire Lease Receivables									$ 11,700
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, December 2023, 3 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)									5 years												5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss																				6,332
Number of Dry-bulk Vessels									1												1
Payments to Acquire Lease Receivables									$ 7,350
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, December 2023, 4 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)									5 years												5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss																				5,928
Number of Dry-bulk Vessels									1												1
Payments to Acquire Lease Receivables																					$ 6,485
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, December 2023, 5 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)									5 years												5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss																				12,360
Number of Dry-bulk Vessels									1												1
Payments to Acquire Lease Receivables																					$ 14,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, February 2024 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)								5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss																				5,790
Number of Dry-bulk Vessels								1
Payments to Acquire Lease Receivables								$ 6,325
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, February 2024, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)								5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss																				13,206
Number of Dry-bulk Vessels								1
Payments to Acquire Lease Receivables								$ 14,600
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, April 2024 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)							5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss																				7,762
Number of Dry-bulk Vessels							1
Payments to Acquire Lease Receivables							$ 8,500
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, April 2024, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)							5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss																				22,673
Number of Dry-bulk Vessels							1
Payments to Acquire Lease Receivables							$ 24,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, July 2024 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)						5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss																				15,012
Payments to Acquire Lease Receivables						$ 16,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, August 2024 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)					5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss																				6,076
Number of Dry-bulk Vessels					1
Payments to Acquire Lease Receivables					$ 6,413
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, October 2024 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)				5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss																				13,973
Payments to Acquire Lease Receivables				$ 15,000
Neptune Maritime Leasing Limited ("NML") [Member] | Leaseback Vessel, November 2024 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)			5 years
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss																				9,752
Payments to Acquire Lease Receivables			$ 10,000
Sale Leaseback Transactions Regarding Vessels MSC Athens and MSC Athos [Member]
Sale Leaseback Transaction, Term (Year)		7 years
Sale and Leaseback Transaction, Additional Amount																											$ 12,000	$ 12,000
Reclassified to Vessels and Advances, Net																										$ 152,982
Sale Leaseback Transactions Regarding the Vessels Leonidio and Kyparissia [Member]
Sale Leaseback Transaction, Term (Year)	7 years
Reclassified to Vessels and Advances, Net																									$ 34,924
Sale Leaseback Transactions Regarding the Vessel Polar Brasil S&L [Member]
Finance Lease, Liability																							$ 28,064
Debt Instrument, Interest Rate, Stated Percentage																							6.04%
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																				$ 23,113